Trade and Other Receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Receivables [Abstract]
Trade and Other Receivables

Note 6. Trade and Other Receivables

	June 30,	December 31,
	2026	2025
Trade receivables	$1,158,480	$44,142
Goods and services tax (GST) receivable	27,300,337	705,535
Total trade and other receivables	$28,458,817	$749,677

Note 6. Trade and Other Receivables

	December 31,	December 31,
	2025	2024
Trade receivables	$44,142	$15,799
Research and development grant receivable	-	891,482
GST receivable	705,535	77,266
Total trade and other receivables	$749,677	$984,547